35. Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	R$ 3,483,309	R$ 2,435,167
Total financial assets, fair value	3,483,309	2,435,167
Financial assets at fair value through profit or loss | Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	1,948,409	1,040,075
Total financial assets, fair value	1,948,409	1,040,075
Financial assets at fair value through profit or loss | Bonds and securities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	696	687
Total financial assets, fair value	696	687
Financial assets at fair value through profit or loss | Bonds and securities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	343,600	218,976
Total financial assets, fair value	343,600	218,976
Financial assets at fair value through profit or loss | Accounts receivable related to the distribution concession
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	1,105,282	987,874
Total financial assets, fair value	1,105,282	987,874
Financial assets at fair value through profit or loss | Accounts receivable related to the transmission concession
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	0	99,969
Total financial assets, fair value	0	99,969
Financial assets at fair value through profit or loss | Accounts receivable related to the concession compensation
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	65,811	68,859
Total financial assets, fair value	65,811	68,859
Financial assets at fair value through profit or loss | Other temporary investments
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	11,557	8,958
Total financial assets, fair value	11,557	8,958
Financial assets at fair value through profit or loss | Other temporary investments
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	7,954	9,769
Total financial assets, fair value	7,954	9,769
Financial assets at amortized cost
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	6,700,223	8,541,635
Total financial assets, fair value	6,877,727	8,714,992
Financial assets at amortized cost | Accounts receivable related to the transmission concession
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	0	1,397,430
Total financial assets, fair value	0	1,397,430
Financial assets at amortized cost | Pledges and restricted deposits linked
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	203	59,372
Total financial assets, fair value	203	59,372
Financial assets at amortized cost | Collaterals and escrow accounts STN
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	89,555	75,665
Total financial assets, fair value	76,524	57,188
Financial assets at amortized cost | Trade accounts receivable
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	3,107,006	2,994,322
Total financial assets, fair value	3,107,006	2,994,322
Financial assets at amortized cost | CRC Transferred to the State Government of Paraná
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	1,445,042	1,516,362
Total financial assets, fair value	1,546,469	1,620,212
Financial assets at amortized cost | Sectorial financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	678,819	343,218
Total financial assets, fair value	678,819	343,218
Financial assets at amortized cost | Accounts receivable related to the concession - RBSE
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	753,826	1,418,370
Total financial assets, fair value	753,826	1,418,370
Financial assets at amortized cost | Accounts receivable related to the concession - bonus from the grant
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	625,772	606,479
Total financial assets, fair value	714,880	694,463
Financial assets at amortized cost | State of Paraná - Government Programs
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	0	130,417
Total financial assets, fair value	0	130,417
Financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	10,183,532	10,976,802
Total financial assets, fair value	10,361,036	11,150,159
Financial liabilities at amortized cost
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	14,320,405	13,078,518
Total financial liabilities, fair value	14,338,040	12,871,041
Financial liabilities at amortized cost | Sectorial financial liabilities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	96,531	283,519
Total financial liabilities, fair value	96,531	283,519
Financial liabilities at amortized cost | Ordinary financing of taxes with the federal tax authorities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	86,632	148,845
Total financial liabilities, fair value	84,383	142,702
Financial liabilities at amortized cost | Special Tax Regularization Program - Pert
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	518,442	533,671
Total financial liabilities, fair value	469,304	431,036
Financial liabilities at amortized cost | Suppliers
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	1,469,199	1,727,046
Total financial liabilities, fair value	1,469,199	1,727,046
Financial liabilities at amortized cost | Loans and financing
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	4,047,307	3,759,505
Total financial liabilities, fair value	4,012,621	3,569,856
Financial liabilities at amortized cost | Debentures
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	7,518,131	6,070,978
Total financial liabilities, fair value	7,518,133	6,070,978
Financial liabilities at amortized cost | Payable related to concession
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	584,163	554,954
Total financial liabilities, fair value	R$ 687,869	R$ 645,904